NOTE 8 REVENUE CONCENTRATION	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
REVENUE CONCENTRATION

NOTE 8 – REVENUE CONCENTRATION

The Company’s five largest customers account for 84%, $59,580, of the 2012 year-to-date revenues. The table below discloses the largest customers 2012 versus 2011 for the year ended December 31, 2012 and 2011 (note: comparison of largest customers year-over-year).

Top 5 Customers – Sales $	YTD 2012	YTD 2011
Customer 1	19,421	12,626
Customer 2	18,870	9,389
Customer 3	15,682	4,238
Customer 4	3,302	3,745
Customer 5	2,305	3,260
Other	11,708	24,984
TOTAL	71,288	58,242

Top 5 Customers – Sales %	YTD 2012	YTD 2011
Customer 1	27	22
Customer 2	27	16
Customer 3	22	7
Customer 4	5	6
Customer 5	3	6
Other	16	43
TOTAL	100	100